RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 3 – RELATED PARTY TRANSACTIONS

Related Party Transactions

During the years ended December 31, 2022 and 2021, the Company borrowed $540,000 and $195,050, respectively in a series of payments from the Company’s Chief Executive Officer (“CEO”) in exchange for the issuance of a promissory note. The promissory note is not secured by Company assets, does not bear interest and is due in full on December 31, 2023. The total due under this promissory note at December 31, 2022 and 2021 was $735,050 and $195,050, respectively.

During 2022, the Company paid $10,000 for services to the Vice President of Operations and $5,000 to another individual for web development services.  Both individuals are children of the Company’s CEO.

In June 2021, the Company entered into an Asset Purchase Agreement with Singlepoint to purchase certain assets in exchange for the issuance of a promissory note (the “Note”) for $63,456. The Note bears interest at 5%, has a maturity date of August 1, 2024, and requires monthly installment payments installments of $1,902 beginning August 1, 2021. To date, the Company has made no principal or interest payments under the terms of the Note and is therefore, in default.  As a result, the Company has classified the entire Note balance, plus accrued interest of $3,173, as a current liability as of December 31, 2022.

On April 28, 2021, the Company sold a combined total of 150,000 shares of common stock to three individuals who are children of the Company’s CEO and Sole Director. Each individual paid $25,000 and was issued 50,000 shares of common stock.